Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of balances of significant transactions

		12.31.2025		12.31.2024
	Assets	Liabilities	Assets	Liabilities
Joint ventures and associates
Petrochemical companies (associates)	33	28	65	1
Other associates and joint ventures	44	27	52	15
Subtotal	77	55	117	16
Brazilian government – Parent and its controlled entities
Government bonds	552	−	1,114	−
Banks controlled by the Brazilian Government	16,027	3,790	12,030	2,675
Brazilian Federal Government (1)	−	893	−	1,046
Pré-Sal Petróleo S.A. – PPSA	−	116	−	79
Others	181	170	235	85
Subtotal	16,760	4,969	13,379	3,885
Petros	50	310	44	234
Total	16,887	5,334	13,540	4,135
Current	1,896	1,453	1,557	1,382
Non-Current	14,991	3,881	11,983	2,753
(1) Includes amounts related to dividends and lease liability.

Schedule of income expenses of significant transactions

	2025	2024	2023
Joint ventures and associates
Petrochemical companies (associates)	3,025	3,505	3,402
Other associates and joint ventures	40	50	57
Subtotal	3,065	3,555	3,459
Brazilian government – Parent and its controlled entities
Government bonds	49	145	210
Banks controlled by the Brazilian Government	(92)	−	(19)
Receivables from the Electricity sector	−	−	233
Petroleum and alcohol account - receivables from the Brazilian Government	−	7	15
Brazilian Federal Government	(40)	(112)	(124)
Pré-Sal Petróleo S.A. – PPSA	(407)	(599)	(361)
Others	(485)	(255)	(204)
Subtotal	(975)	(814)	(250)
Petros	(19)	(19)	(19)
Total - Income (Expenses)	2,071	2,722	3,190
Revenues, mainly sales revenues	3,045	3,536	3,450
Purchases and services	−	15	12
Income (expenses)	(891)	(871)	(582)
Foreign exchange and inflation indexation charges, net	65	(105)	(267)
Finance income (expenses), net	(148)	147	577
Total - Income (Expenses)	2,071	2,722	3,190

Schedule of compensation of employees

	Parent Company (U.S. dollars)
Compensation of employees, excluding officers	2025	2024
Lowest compensation	944	731
Average compensation	4,986	4,249
Highest compensation	21,386	18,194

	Parent Company
Employees	2025	2024
Number of employees	43,199	41,778

The annual compensation of Executive Officers, including variable compensation, for the years 2025 and 2024 were:

	Parent Company (U.S. dollars)
Compensation of the Director of Petrobras (includes variable compensation)	2025	2024
Lowest compensation (1)	428,174	452,163
Average compensation (2)	592,464	615,641
Highest compensation (3)	541,785	563,303
(1) Corresponds to the lowest annual compensation according to the Annual Circular Letter CVM/SEP of February 27, 2025, for those who served for 12 months. If there are no members meeting this condition, the lowest amount paid should be considered.
(2) Corresponds to the total value of the annual compensation, including expenses with former members, divided by the number of remunerated positions (9), according to the Annual Circular Letter CVM/SEP of February 27, 2025.
(3) Corresponds to the annual compensation, without any exclusions, of the officer with the highest individual compensation, according to the Annual Circular Letter CVM/SEP of February 27, 2025.

Schedule of of total compensation

					Parent Company
		2025			2024
	Executive Officers	Board of Directors	Total	Executive Officers	Board of Directors	Total
Wages and short-term benefits	3.0	0.4	3.4	3.0	0.4	3.4
Social security and other employee-related taxes	0.8	−	0.8	0.8	−	0.8
Post-employment benefits (pension plan)	0.4	−	0.4	0.3	−	0.3
Variable compensation	2.8	−	2.8	2.6	−	2.6
Benefits due to termination of tenure	0.2	−	0.2	0.5	−	0.5
Total compensation recognized in the statement of income	7.2	0.4	7.6	7.2	0.4	7.6
Total compensation paid (1)	6.0	0.4	6.4	6.4	0.4	6.8
Monthly average number of members	9.00	11.00	20.00	9.00	11.00	20.00
Monthly average number of paid members	8.92	9.00	17.92	9.00	8.00	17.00
(1) Includes variable compensation for Executive Officers relating to previous periods.

Schedule of indemnity commitment

Indemnity Commitment	Date of approval	Expiration at Ordinary General Meeting of	Maximum exposure
1st Commitment	12/18/2018	2020	500
2nd Commitment	03/25/2020	2022	300
3rd Commitment	03/30/2022	2024	200
4th Commitment	03/27/2024	2026	161